STOCK BASED COMPENSATION - STOCK OPTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 11.89	$ 10.45	$ 8.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 500	$ 1,334	$ 1,388
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	209	246	200
Proceeds from Stock Options Exercised	1,245	2,630	2,332
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options	$ 127	$ 421	$ 433